Share-based payment obligation - Weighted average remaining contractual life - (Details)	12 Months Ended		52 Months Ended
	Dec. 31, 2022 Option	Dec. 31, 2021 Option	Sep. 30, 2018	Jul. 10, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of share options at grant date			12 years
Exercise price | $ / shares				$ 0
Number of options in force at year end	6,589,136	7,942,538
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	519,763	1,039,526
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	2,538,812	5,077,624
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	842,658	1,685,317
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	17,869	35,737
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	25,605	51,211
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 29 days	9 months 29 days
Number of options in force at year end	26,553	53,123
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 8 months 19 days
Number of options in force at year end	2,617,876